Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Accumulated other comprehensive loss

15 – Accumulated other comprehensive loss

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans		Derivative instruments	Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2012	$(579)	$(3,290)		$8	$(3,861)		$604		$(3,257)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange gain on
translation of net investment in
foreign operations	440				440		7		447
Foreign exchange loss on
translation of US dollar-
denominated long-term debt
designated as a hedge of the net
investment in U.S. subsidiaries	(394)				(394)		52		(342)
Actuarial gain arising during the year		1,540	(1)		1,540		(411)	(1)	1,129
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		226			226	(2)	(60)	(3)	166
Amortization of prior service costs		5			5	(2)	(1)	(3)	4
Settlement loss arising during the year		4	(1)		4	(2)	(1)	(1) (3)	3
Other comprehensive income (loss)	46	1,775		-	1,821		(414)		1,407
Balance at December 31, 2013	$(533)	$(1,515)		$8	$(2,040)		$190		$(1,850)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange gain on
translation of net investment in
foreign operations	644				644		4		648
Foreign exchange loss on
translation of US dollar-
denominated long-term debt
designated as a hedge of the net
investment in U.S. subsidiaries	(569)				(569)		73		(496)
Actuarial loss arising during the year		(1,120)	(1)		(1,120)		301	(1)	(819)
Prior service cost from plan
amendment arising during the year		(4)			(4)		1		(3)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		120			120	(2)	(32)	(3)	88
Amortization of prior service costs		6			6	(2)	(2)	(3)	4
Settlement loss arising during the year		3	(1)		3	(2)	(1)	(1) (3)	2
Amortization of gain on treasury lock				(1)	(1)	(4)	-		(1)
Other comprehensive income (loss)	75	(995)		(1)	(921)		344		(577)
Balance at December 31, 2014	$(458)	$(2,510)		$7	$(2,961)		$534		$(2,427)

(1)						Certain 2014 and 2013 balances have been reclassified to conform with the 2015 presentation.
(2)						Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(3)						Included in Income tax expense on the Consolidated Statement of Income.
(4)						Related to treasury lock transactions settled in prior years, which are being amortized over the terms of the related debt to Interest expense on the Consolidated Statement of Income.

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans		Derivative instruments	Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2014	$(458)	$(2,510)		$7	$(2,961)		$534		$(2,427)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange gain on
translation of net investment in
foreign operations	1,607				1,607		-		1,607
Foreign exchange loss on
translation of US dollar-
denominated long-term debt
designated as a hedge of the net
investment in U.S. subsidiaries	(1,358)				(1,358)		181		(1,177)
Actuarial gain arising during the year		74			74		(18)		56
Prior service cost from plan 1
amendment arising during the year		(1)			(1)		-		(1)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		224			224	(1)	(56)	(2)	168
Amortization of prior service costs		5			5	(1)	(1)	(2)	4
Settlement loss arising during the year		4			4	(1)	(1)	(2)	3
Other comprehensive income	249	306		-	555		105		660
Balance at December 31, 2015	$(209)	$(2,204)		$7	$(2,406)		$639		$(1,767)

(1)						Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(2)						Included in Income tax expense on the Consolidated Statement of Income.